Note 8 - Long-term Bank Loans (Details Textual)											1 Months Ended	7 Months Ended	12 Months Ended
	Nov. 08, 2019 USD ($)	Nov. 01, 2019 USD ($)	Sep. 30, 2019 USD ($)	Jul. 30, 2019 USD ($)	Jul. 29, 2019 USD ($)	May 30, 2019 USD ($)	Nov. 21, 2018 USD ($)	Feb. 27, 2018 USD ($)	Jun. 19, 2017 USD ($)	Dec. 22, 2016 USD ($)	Aug. 31, 2019 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Jul. 29, 2020
Long-term Debt, Total												$ 90,200,000	$ 90,200,000
Proceeds from Issuance of Long-term Debt, Total											$ 16,167,680
Restricted Cash, Total												4,410,376	4,410,376	$ 5,717,063
Interest Expense, Total													3,219,471	2,703,845	$ 1,380,458
Eurobank Ergasias S.A. [Member] | Revolving Loan Facility [Member]
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid						$ 6,000,000
Debt Instrument, Number of Periodic Payments						16
Payments of Debt Issuance Costs						$ 32,000
Proceeds from Issuance of Long-term Debt, Total						12,000,000
Security Deposit						5,000,000						$ 1,000,000	1,000,000
Debt Instrument, Periodic Payment, Total						$ 375,000
Eurobank Ergasias S.A. [Member] | Revolving Credit Facility [Member]
Debt Instrument, Periodic Payment, Total							$ 900,000
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid							$ 19,200,000
Debt Instrument, Number of Periodic Payments							16
Debt Instrument, Number of Quarterly Installment Payments							12
Payments of Debt Issuance Costs							$ 300,000
Line of Credit Facility, Maximum Borrowing Capacity							45,000,000
Long-term Line of Credit, Total							$ 30,000,000
Long-term Debt, Term (Month)							1 year 180 days
Debt Instrument, Covenant, Security Cover Ratio							140.00%
Line of Credit Facility, Remaining Borrowing Capacity							$ 7,350,000
Line of Credit Facility, Remaining Percent of Vessel Market Value to Finance							55.00%
Debt Instrument, Balloon Payment, Percent of Drawn Debt							50.00%
Line of Credit Facility, Commitment Fee Percentage							0.40%
Line of Credit Facility, Underwriting Fee Percentage							1.00%
Piraeus Bank S.A. [Member]
Debt Instrument, Periodic Payment, Total					$ 160,460
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid					$ 1,742,160
Debt Instrument, Number of Periodic Payments					12
Payments of Debt Issuance Costs													$ 32,000
Line of Credit Facility, Maximum Borrowing Capacity					$ 4,000,000
Proceeds from Issuance of Long-term Debt, Total					$ 3,667,680
Line of Credit Facility, Maximum Borrowing Amount, Percent of Scrap Value of Vessel					90.00%
Debt Instrument, Security Cover Ratio Covenant												110.00%	110.00%
Piraeus Bank S.A. [Member] | Forecast [Member]
Debt Instrument, Security Cover Ratio Covenant																120.00%
HSBC Bank PLC [Member]
Debt Instrument, Periodic Payment, Total				$ 450,000
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid				$ 6,200,000
Debt Instrument, Number of Periodic Payments				14
Payments of Debt Issuance Costs													$ 62,500
Proceeds from Issuance of Long-term Debt, Total				$ 12,500,000
Debt Instrument, Security Cover Ratio Covenant				130.00%
Colby Trading Ltd [Member]
Debt Instrument, Number of Periodic Payments			4
Proceeds from Issuance of Long-term Debt, Total			$ 2,500,000
Debt Instrument, Interest Rate, Stated Percentage			8.00%
Interest Expense, Debt, Total													$ 51,111
Minimum [Member]
Debt Instrument Covenant, Ratio of Fair Value of Vessel to Outstanding Loan Less Cash in Retention Accounts												120.00%	120.00%
Maximum [Member]
Debt Instrument Covenant, Ratio of Fair Value of Vessel to Outstanding Loan Less Cash in Retention Accounts												140.00%	140.00%
London Interbank Offered Rate (LIBOR) [Member] | Eurobank Ergasias S.A. [Member] | Revolving Loan Facility [Member]
Debt Instrument, Basis Spread on Variable Rate						4.40%						3.90%
London Interbank Offered Rate (LIBOR) [Member] | Eurobank Ergasias S.A. [Member] | Revolving Credit Facility [Member]
Debt Instrument, Basis Spread on Variable Rate							4.40%						3.90%
London Interbank Offered Rate (LIBOR) [Member] | Piraeus Bank S.A. [Member]
Debt Instrument, Basis Spread on Variable Rate				2.95%	3.50%
Loan Agreement to Finance Acquisition of M/V EM Astoria [Member]
Debt Instrument, Periodic Payment, Total									$ 100,000
Debt Instrument, Face Amount									4,750,000
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid with Twentieth Installment									2,750,000
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid with Sixteenth Installment									3,150,000
Payments of Debt Issuance Costs									$ 50,000
Percent Shared With Bank in Excess of Fair Market Value															35.00%
Vessel Profit Parcitipation Liability														$ 1,067,500
Percent of Cash Flow After Debt Service Set Aside															35.00%
Loan Agreement to Finance Acquisition of M/V EM Astoria [Member] | Minimum [Member]
Debt Instrument, Number of Quarterly Installment Payments									20
Loan Agreement to Finance Acquisition of M/V EM Astoria [Member] | Maximum [Member]
Debt Instrument, Number of Quarterly Installment Payments									16
Loan Agreement to Finance Acquisition of M/V EM Astoria [Member] | London Interbank Offered Rate (LIBOR) [Member]
Debt Instrument, Basis Spread on Variable Rate									2.65%
Second Debt Agreement [Member] | Piraeus Bank S.A. [Member]
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid	$ 17,400,000
Payments of Debt Issuance Costs													$ 352,000
Proceeds from Issuance of Long-term Debt, Total	$ 32,000,000
Debt Instrument, Security Cover Ratio Covenant	125.00%
Second Debt Agreement [Member] | Colby Trading Ltd [Member]
Proceeds from Issuance of Long-term Debt, Total		$ 2,500,000
Debt Instrument, Interest Rate, Stated Percentage		8.00%
Interest Expense, Debt, Total													$ 33,333
Second Debt Agreement [Member] | London Interbank Offered Rate (LIBOR) [Member] | Piraeus Bank S.A. [Member]
Debt Instrument, Basis Spread on Variable Rate	3.50%
Second Debt Agreement, First Payments [Member] | Piraeus Bank S.A. [Member]
Debt Instrument, Periodic Payment, Total	$ 1,400,000
Debt Instrument, Number of Periodic Payments	3
Second Debt Agreement, Second Payments [Member] | Piraeus Bank S.A. [Member]
Debt Instrument, Periodic Payment, Total	$ 800,000
Debt Instrument, Number of Periodic Payments	13
Second Set of Quarterly Payments [Member] | Colby Trading Ltd [Member]
Debt Instrument, Number of Periodic Payments			3
Noumea Shipping Ltd [Member]
Debt Instrument, Periodic Payment, Total										$ 720,000
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid										6,360,000
Long-term Debt, Total										7,080,000
Debt Instrument, Face Amount								$ 4,250,000
Noumea Shipping Ltd [Member] | London Interbank Offered Rate (LIBOR) [Member]
Debt Instrument, Basis Spread on Variable Rate								3.00%
Noumea Shipping Ltd [Member] | Debt Instrument, Redemption, Period One [Member]
Debt Instrument, Periodic Payment, Total								$ 303,000
Noumea Shipping Ltd [Member] | Debt Instrument, Redemption, Period Two [Member]
Debt Instrument, Periodic Payment, Total								$ 311,000
Noumea Shipping Ltd [Member] | Supplemental Agreement with Noumea Shipping [Member]
Debt Instrument, Periodic Payment, Total										720,000
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid										$ 4,920,000
Debt Instrument, Number of Periodic Payments										3